Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$345,857,021.11	0.7358660	$320,093,787.38	0.6810506	$25,763,233.73
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$536,187,021.11	0.4045687	$510,423,787.38	0.3851296	$25,763,233.73

Weighted Avg. Coupon (WAC)	3.22%		3.23%
Weighted Avg. Remaining Maturity (WARM)	37.29		36.38
Pool Receivables Balance	$566,804,858.52		$540,453,451.66
Remaining Number of Receivables	49,076		48,070

Adjusted Pool Balance	$556,217,221.49		$530,453,987.76

III. COLLECTIONS

Principal:
Principal Collections	$25,482,329.36
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$837,579.74
Total Principal Collections	$26,319,909.10

Interest:
Interest Collections	$1,516,696.27
Late Fees & Other Charges	$52,696.77
Interest on Repurchase Principal	$-
Total Interest Collections	$1,569,393.04

Collection Account Interest	$8,150.43
Reserve Account Interest	$1,062.90
Servicer Advances	$-

Total Collections	$27,898,515.47

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$27,898,515.47
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,898,515.47

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$472,337.38	$-	$472,337.38	$472,337.38
Collection Account Interest					$8,150.43
Late Fees & Other Charges					$52,696.77
Total due to Servicer					$533,184.58

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$259,392.77		$259,392.77
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$382,105.77		$382,105.77	$382,105.77

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$26,824,227.12

9. Regular Principal Distribution Amount:					$25,763,233.73

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$25,763,233.73
Class A-4 Notes				$-
Class A Notes Total:		$25,763,233.73		$25,763,233.73
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,763,233.73		$25,763,233.73

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,060,993.39

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,587,637.03
Beginning Period Amount	$10,587,637.03
Current Period Amortization	$588,173.13
Ending Period Required Amount	$9,999,463.90
Ending Period Amount	$9,999,463.90
Next Distribution Date Required Amount	$9,429,476.00

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.60%	3.78%	3.78%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.79%	47,489	98.32%	$531,381,020.63
30 - 60 Days	0.94%	454	1.29%	$6,983,045.56
61 - 90 Days	0.21%	103	0.30%	$1,624,860.13
91-120 Days	0.05%	24	0.09%	$464,525.34
121 + Days	0.00%	0	0.00%	$-
Total		48,070		$540,453,451.66

Delinquent Receivables 30+ Days Past Due
Current Period	1.21%	581	1.68%	$9,072,431.03
1st Preceding Collection Period	1.22%	597	1.69%	$9,576,503.49
2nd Preceding Collection Period	1.22%	610	1.71%	$10,217,495.52
3rd Preceding Collection Period	1.66%	849	2.34%	$14,573,457.79
Four-Month Average	1.33%		1.86%

Repossession in Current Period		36		$570,849.47
Repossession Inventory		86		$383,797.64

Current Charge-Offs
Gross Principal of Charge-Offs				$869,077.50
Recoveries				$(837,579.74)
Net Loss				$31,497.76

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.07%

Average Pool Balance for Current Period				$553,629,155.09

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.07%
1st Preceding Collection Period				0.78%
2nd Preceding Collection Period				0.89%
3rd Preceding Collection Period				1.14%
Four-Month Average				0.72%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		67	1,890	$30,887,054.55
Recoveries		90	1,620	$(16,485,024.51)
Net Loss				$14,402,030.04
Cumulative Net Loss as a % of Initial Pool Balance				1.06%

Net Loss for Receivables that have experienced a Net Loss *		48	1,621	$14,443,533.64
Average Net Loss for Receivables that have experienced a Net Loss				$8,910.26

Principal Balance of Extensions				$1,656,557.68
Number of Extensions				98

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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